Intangible Assets - Sensitivity to Changes in Assumptions (Details)	12 Months Ended
Dec. 31, 2022 MXN ($) item
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points | item	0.0050
Impairment charge on goodwill | $	$ 0
Change in WACC	(0.00%)
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.41x
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.76x
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	30.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.2x
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	50.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.6x
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	50.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.0x
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	190.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 8.6x
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	40.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 42.9x
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	60.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.6x
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	80.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.0x
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	30.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.8x
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	20.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.9x